Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Balances and Transactions

13. RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets three major related parties of the Group and their relationships with the Group:

Entity or individual name	Relationship with the Group
Ji'an Aoxinlian Information Consulting Service Co., Ltd.(“Ji'an Aoxinlian”)	Ji’an Aoxinlian is controlled by the immediate family member of the Group's senior management.
L.P. Technology Holdings Limited (“L.P.”)	L.P. is an equity investment of the Group.

(a)
The Group entered into the following significant related party transactions:

(i)
Services provided to related parties

	For the Year Ended December 31,
	2023	2024	2025
	(RMB in thousands)
Services provided to L.P.	—	4,408	13,425
Total	—	4,408	13,425

(ii)
Purchase of services from related parties

	For the Year Ended December 31,
	2023	2024	2025
	(RMB in thousands)
Purchases services from Ji'an Aoxinlian	14,753	35,561	40,314
Total	14,753	35,561	40,314

(iii)
Funds provided to/(repaid by) related parties

	For the Year Ended December 31,
	2023	2024	2025
	(RMB in thousands)
Funds provided to L.P.	—	45,914	51,607
Funds repaid by L.P.	—	—	(37,534)

(iv)
Prepayment of share subscription to related parties

	For the Year Ended December 31,
	2023	2024	2025
	(RMB in thousands)
Prepayment of share subscription to L.P.	-	-	38,091

(b)
The Group had the following significant related party balances:

(i)
Amounts due from related parties

	As of December 31,
	2024	2025
	(RMB in thousands)
Due from L.P. by the Group	61,722	84,531
Total	61,722	84,531

(ii)
Amounts due to related parties

	As of December 31,
	2024	2025
	(RMB in thousands)

Due to Ji'an Aoxinlian by the Group	10,927	8,708
Total	10,927	8,708

(iii)
Prepayment of share subscription to related parties

	As of December 31,
	2024	2025
	(RMB in thousands)

Prepayment of share subscription to L.P.	-	38,091
Total	-	38,091